UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-09092

First Eagle Variable Funds

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas
New York, NY 10105-4300
(Address of principal executive offices) (Zip code)

Robert Bruno
First Eagle Variable Funds
1345 Avenue of the Americas
New York, NY 10105-4300
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-212-632-2700

Date of fiscal year end: December 31, 2004

Date of reporting period: June 30, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

First Eagle Overseas Variable Fund

advised by Arnhold and S. Bleichroeder Advisers, LLC

SEMI-ANNUAL REPORT
June 30, 2004

First Eagle Overseas Variable Fund

THE PRESIDENTS’ LETTER

Dear Shareholders:

From February 3, 1997 (commencement of operations) through June 30, 2004 the value of an investment in your Fund increased at a compounded average annual rate of 16.83%. Over the past twelve months the rate was 39.59%.

About 36% of the foreign stock portfolio was invested in developed countries of continental Europe and 26% in Japan. Canada, South Korea and the U.K. each account for about 6%.

A year ago Japanese stocks were only 18% of the foreign stock portfolio, today they’re 26%. Early in 2004 an American group attempted a hostile takeover of a Japanese company. No hostile takeover there had ever succeeded. This time management of the takeover target must have feared the worst though because they decided to distribute a very large extra dividend, which helped raise the price of the stock to an appropriate level.

We have been looking for stocks with similar characteristics and we think we may have found a few. It’s a matter of sifting through the ruins, though the Tokyo stock market is up sharply from a year ago, that came after a 13-year bear market.

Sincerely yours,

Jean-Marie Eveillard Co-President	John P. Arnhold Co-President

July 27, 2004

First Eagle Overseas Variable Fund

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

Charles de Vaulx(left), Jean-Marie Eveillard (right)

Global equity markets for the six-month period ending June 30, 2004 had a mixed performance. Emerging markets in Asia were down sharply as investors began to realize that China might be in for either a soft or hard landing, with possibly adverse consequences for all of Asia. Japan was up significantly due to a more positive economic outlook, while European markets modestly appreciated. Global terrorism, high commodity prices and inflation fears have led investors to be more cautious. The U.S. dollar strengthened versus the euro during the first six months despite a relapse in the second quarter.

The net asset value of your Fund’s shares rose 8.50% between January 1, 2004 and June 30, 2004, better than the MSCI EAFE Index, which rose 4.56% over that period. The performance was led by particularly strong returns from the Fund’s Japanese holdings. In particular, Ono Pharmaceutical Company, Limited, Tachihi Enterprise Company and Shimano Inc. all contributed positively. Takeover activity played a slight role in the performance, with announced deals in South Korea involving Kukdong Electric Wire Company and Nexans Korea Limited. From a sector view, the Fund benefited from cyclical industries such as consumer discretionary and industrials. The Fund was hurt mostly by lower gold and base metal prices with drops in names such as Aber Diamond Corporation, Industrias Penoles, S.A. de C.V., Newmont Mining Corporation, Gold Fields Limited ADR and Freeport McMoRan Copper and Gold Inc..

The discounts at which the Fund’s holdings are currently trading remain narrow, thus providing far less “margin of safety”than a year ago. We still derive comfort from the fact that foreign markets, while not cheap by historical standards, currently offer much better values than the U.S. market. We are also encouraged that corporate activity (takeovers, LBO’s, going private transactions) appears to be gaining traction, including in unlikely places such as Japan and now South Korea. We remain committed to only buying securities at prices we like.

We appreciate your confidence and thank you for your support.

Charles de Vaulx Co-Manager

July 28, 2004

FUND OVERVIEW

FIRST EAGLE OVERSEAS VARIABLE FUND		Data as of June 30, 2004 (unaudited)

THE INVESTMENT STYLE		AVERAGE ANNUAL RETURNS

First Eagle Overseas Variable Fund seeks long-term growth of capital by investing in securities of non-U.S. companies.			ONE-YEAR	FIVE-YEARS	SINCE INCEPTION (2-3-97)
		First Eagle Overseas Variable Fund	39.59%	20.19%	16.83%
		MSCI EAFE Index	32.37%	0.06%	3.85%
		Consumer Price Index	3.21%	2.67%	2.35%

		GROWTH OF A $10,000 INITIAL INVESTMENT
		$35,000 20,000 30,000 25,000 15,000 10,000 5,000 0 $31,644 $13,198 $11,882 6/04 2/97 6/97 6/98 6/99 6/00 6/01 6/02 6/03 First Eagle Overseas Variable Fund MSCI EAFE Index Consumer Price Index

ASSET ALLOCATION

Stocks 93.92% Bonds 3.30% U.S. Dollar Cash and Equivalents 2.78%

		Performance data quoted herein represents past performance and should not be considered indicative of future results. Performance data quoted herein does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. The average annual returns shown above are historical and reflect changes in share price, reinvested dividends and are net of expenses. The MSCI EAFE Index is a total return index, reported in U.S. dollars, based on share price and reinvested net dividends of approximately 1,100 companies from 21 countries. The Consumer Price Index (CPI) represents the change in price of all goods and services purchased for consumption by urban households.

TOP 5 COUNTRIES		TOP 10 HOLDINGS
Japan	26.22%	EnCana Corporation (Canadian energy company)			3.28%
France	16.16%	Wendel Investissement (French holding company)			3.20%
United Kingdom	7.23%	Shimano Inc. (Japanese manufacturer of bicycle parts)			3.14%
Switzerland	6.94%	Samsung Electronics Company, Limited Pfd.			3.12%
Canada	5.96%	(South Korean electronics company)
		Kuehne & Nagel International AG (Swiss freight company)			2.86%
The Fund’s portfolio composition is subject to change at any time.		Ono Pharmaceutical Company, Limited (Japanese pharmaceutical company)			2.17%
		Remy Cointreau SA (French beverage company)			2.16%
		Millennium & Copthorne Hotel plc (British hotel company)			2.04%
		Corporacion Financiera Alba SA			1.97%
		(European holding company with stakes in retail, telecom, construction and media)
		Aber Diamond Corporation (Canadian diamond company)			1.96%

First Eagle Overseas Variable Fund

SCHEDULE OF INVESTMENTS
June 30, 2004
(unaudited)

Number of Shares		Cost (Note 1)	Value (Note 1)

	Common and Preferred Stocks—(93.92%)
	Australia (0.54%)
250,000	Spotless Group Limited (8)	$608,739	$819,215

	Belgium (1.17%)
55,000	Deceuninck (1)	962,375	1,772,830

	Canada (5.96%)
115,000	EnCana Corporation (3)	4,021,586	4,963,400
100,000	Aber Diamond Corporation (a)(9)	3,270,459	2,962,493
75,000	Baytex Energy Trust (3)	665,790	672,445
75,000	IAMGOLD Corporation (12)	230,782	418,036

		8,188,617	9,016,374

	Chile (0.56%)
100,000	Quinenco SA ADR (8)	614,332	846,000

	China (0.46%)
15,000	PetroChina Company, Limited ADR (3)	347,466	694,500

	Finland (0.08%)
5,000	Vaisala Oy Class A (15)	123,321	118,594

	France (14.61%)
100,000	Wendel Investissement (7)	2,120,408	4,839,857
100,000	Remy Cointreau SA (2)	2,987,412	3,265,900
85,000	Sodexho Alliance (1)	2,391,742	2,239,422
25,000	Eurazeo (7)	1,055,763	1,623,827
16,500	Société du Louvre Reg D (1)	938,987	1,571,463
55,000	Vivendi Universal SA (a)(10)	618,519	1,525,303
12,000	Robertet SA (2)	907,591	1,474,216
20,000	Neopost SA (8)	1,092,571	1,181,806
18,000	Essilor International SA (6)	1,017,855	1,174,629
1,750	Société Sucrière de Pithiviers-le-Vieil (2)	576,693	1,165,415
25,000	Laurent-Perrier (2)	758,516	869,690
10,000	Gaumont SA (10)	492,848	656,829
18,000	Sabeton SA (7)	229,529	253,098
2,000	Didot-Bottin (7)	126,999	248,500

		15,315,433	22,089,955

	Germany (2.41%)
20,000	Hornbach Holding AG Pfd. (14)	898,404	1,409,750
25,000	Pfeiffer Vacuum Technology AG (8)	863,294	1,018,693
7,000	Axel Springer Verlag AG (10)	333,468	732,243
10,000	Vossloh AG (16)	134,420	479,242

		2,229,586	3,639,928

______________

See Notes to Financial Statements.

First Eagle Overseas Variable Fund

SCHEDULE OF INVESTMENTS—(Continued)
June 30, 2004
(unaudited)

Number of Shares		Cost (Note 1)	Value (Note 1)

	Common and Preferred Stocks—(continued)
	Hong Kong (1.34%)
1,059,500	Shaw Brothers (Hong Kong) Limited (10)	$889,158	$1,059,527
425,000	Hopewell Holdings Limited (13)	461,792	855,471
1,000,000	City e-Solutions Limited (1)	46,356	108,977

		1,397,306	2,023,975

	Hungary (0.34%)
8,500	Brau Union Hungaria Brewerie (a)(2)	184,557	514,541

	Indonesia (0.29%)
500,000	PT Bat Indonesia Tbk (2)	529,450	434,840

	Italy (2.27%)
250,000	Italcementi S.p.A. (9)	1,162,104	2,146,858
250,000	Gewiss S.p.A. (8)	597,083	1,283,249

		1,759,187	3,430,107

	Japan (26.22%)
200,000	Shimano Inc. (1)	3,065,595	4,752,548
70,000	Ono Pharmaceutical Company, Limited (6)	2,361,794	3,282,000
200,000	Toho Company, Limited (10)	2,206,625	2,899,054
275,000	NIPPONKOA Insurance Company, Limited (4)	979,652	1,759,357
85,000	Secom Company, Limited (8)	1,544,591	1,577,023
150,000	Seikagaku Corporation (6)	1,241,142	1,561,486
114,672	Shoei Company, Limited (7)	1,086,582	1,545,868
74,950	Nitto Khoki Company, Limited (8)	1,343,653	1,524,140
225,000	Torishima Pump Manufacturing Company, Limited (8)	1,232,560	1,476,489
30,000	Tachihi Enterprise Company, Limited (13)	1,047,922	1,453,183
100,000	Ryoyo Electro Corporation (15)	1,280,704	1,402,002
300,000	Aioi Insurance Company, Limited (4)	820,440	1,324,316
55,000	Mandom Corporation (2)	1,027,064	1,256,683
175,000	Takuma Company, Limited (8)	1,264,663	1,250,743
50,000	Matsumoto Yushi-Seiyaku Company (9)	1,098,109	1,201,846
75,000	Maruichi Steel Tube Limited (9)	938,557	1,199,561
35,000	Dydo Drinco Inc. (a)(2)	761,747	1,113,193
55,000	Chofu Seisakusho Company, Limited (1)	749,181	1,080,748
100,000	Sansei Yusoki Company, Limited (8)	839,965	978,842
200,000	Aida Engineering, Limited (8)	540,689	939,542
55,000	Maezawa Kasei Industries Company, Limited (8)	853,757	865,101
50,000	TKC Corporation (8)	877,331	844,491
75,000	Katakura Industries Company, Limited (8)	572,887	784,856
50,000	Poplar Company Limited (2)	673,935	707,398
38,960	Hurxley Corporation (1)	574,578	674,763
15,000	Fuji Photo Film Company, Limited (1)	386,181	468,857
7,000	ASAHI Broadcasting Corporation (10)	495,517	461,271
37,200	Chubu Nippon Broadcasting Company (10)	409,481	452,187
60,700	Yomeishu Seizo Company, Limited (2)	396,406	444,924
25,000	Tokyu Community Corporation (8)	354,903	367,408

		31,026,211	39,649,880

______________

See Notes to Financial Statements.

First Eagle Overseas Variable Fund

SCHEDULE OF INVESTMENTS—(Continued)
June 30, 2004
(unaudited)

Number of Shares		Cost (Note 1)	Value (Note 1)

	Common and Preferred Stocks—(continued)

	Luxembourg (0.76%)
3,500	Socfinasia SA (7)	$703,650	$930,204
1,500	Societe Financiere Luxembourgeoise (7)	219,080	213,469

		922,730	1,143,673

	Malaysia (0.73%)
2,000,000	POS Malaysia & Services Holdings Berhad (8)	1,071,091	1,100,000

	Mexico (1.38%)
585,000	Industrias Penoles, S.A. de C.V. (12)	616,369	2,082,212

	Netherlands (3.65%)
70,000	Koninklijke Grolsch NV (2)	1,792,625	2,086,040
100,000	United Services Group NV (8)	1,429,542	1,631,125
35,000	Hal Trust NV (7)	776,994	1,119,650
50,000	Arcadis NV (8)	561,206	684,805

		4,560,367	5,521,620

	New Zealand (1.29%)
1,000,000	Carter Holt Harvey Limited (11)	765,890	1,308,861
200,000	News and Media NZ Limited exchangeable preference shares (10)	383,118	521,015
520,478	Evergreen Forests Limited (a)(11)	137,427	125,057

		1,286,435	1,954,933

	Singapore (3.02%)
500,000	Haw Par Corporation Limited (8)	1,015,622	1,481,869
1,000,000	Singapore Airport Terminal (16)	1,047,448	1,365,644
1,000,000	United Overseas Land Limited (7)	1,076,934	1,354,021
1,000,000	Del Monte Pacific Limited (2)	239,759	366,109

		3,379,763	4,567,643

	South Africa (2.74%)
265,000	Gold Fields Limited ADR (12)	3,267,807	2,785,150
500,000	Mvelaphanda Resources Limited (12)	1,774,894	1,363,819

		5,042,701	4,148,969

______________

See Notes to Financial Statements.

First Eagle Overseas Variable Fund

SCHEDULE OF INVESTMENTS—(Continued)
June 30, 2004
(unaudited)

Number of Shares		Cost (Note 1)	Value (Note 1)

	Common and Preferred Stocks—(continued)
	South Korea (5.87%)
18,000	Samsung Electronics Company, Limited Pfd. (15)	$2,740,388	$4,720,035
45,000	Kukdong Electric Wire Company, Limited (8)	646,442	973,605
96,760	Hyundai Pharmaceutical Industries Company, Limited (2)	858,329	854,134
100,000	Daeduck Electronics Company, Limited (15)	653,555	782,345
1,500	Lotte Confectionery Company, Limited (2)	360,172	755,517
2,500	Nam Yang Dairy Products (2)	635,014	724,794
1,890	Tae Young Corporation (17)	57,092	58,311

		5,950,992	8,868,741

	Spain (1.97%)
100,000	Corporacion Financiera Alba SA (7)	2,179,860	2,986,139

	Switzerland (6.94%)
30,000	Kuehne & Nagel International AG (16)	1,742,304	4,320,766
1,000	Pargesa Holding AG (7)	1,838,653	2,692,200
2,000	Edipresse SA (10)	675,882	1,085,179
1,000	Lindt & Spruengli AG (2)	974,224	1,049,272
425	Metall Zug PC AG (1)	465,010	1,042,789
20	Metall Zug AG (1)	223,140	302,414

		5,919,213	10,492,620

	Thailand (0.10%)
20,000	The Oriental Hotel Public Company, Limited (1)	88,922	158,242

	United Kingdom (5.79%)
500,000	Millennium & Copthorne Hotel plc (1)	2,082,718	3,084,393
1,875,000	Aggregate Industries plc (9)	2,537,465	2,789,562
150,000	Spirax-Sarco Engineering plc (8)	863,922	1,534,939
375,000	J.Z. Equity Partners plc (4)	667,077	882,794
75,000	The Vitec Group plc (10)	476,895	462,659

		6,628,077	8,754,347

	United States (3.43%)
75,000	Newmont Mining Corporation (12)	2,274,672	2,907,000
50,000	Freeport McMoRan Copper & Gold Inc., Class ‘B’ (12)	655,999	1,657,500
15,000	Freeport McMoRan Copper & Gold Inc., Preferred Series ‘C’ (c)(12)	438,425	622,500

		3,369,096	5,187,000

	Total Common and Preferred Stocks	104,302,196	142,016,878

______________

See Notes to Financial Statements.

First Eagle Overseas Variable Fund

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2004

(unaudited)

	Principal Amount		Cost (Note 1)		Value (Note 1)

		Bonds and Convertible Bonds—(3.30%)
		U.S. Dollar Bond (0.38%)
	$500,000	Fimep SA 10 1/2% due 2/15/2013 (8)	$500,000		$572,500

		U.S. Dollar Convertible Bond (0.19%)
	102,040	Cresud S.A.C.I.F. y A. 8% due 11/14/2007 (b)(2)	102,040		285,712

		Non U.S. Dollar Bonds (2.61%)
GBP	500,000	EMI Group Limited plc 9 ¾% due 5/20/2008 (10)	821,236		960,040
EUR	1,360,013	Republic of France O.A.T./i 3% due 7/25/2009 (5)	1,764,317		1,772,615
GBP	615,000	Enodis plc 10 3/8% due 4/15/2012 (8)	1,009,179		1,221,828

			3,594,732		3,954,483

		Non U.S. Dollar Convertible Bond (0.12%)
NZD	212,934	Evergreen Forest Limited 0% due 3/19/2009 (a)(11)	119,754		172,338

		Total Bonds and Convertible Bonds	4,316,526		4,985,033

		Short Term Investment (2.65%)
	4,003,000	Bayer Corporation 1.5% due 7/01/2004	4,003,000		4,003,000

		Total Investments (99.87%)	$112,621,722	*	151,004,911	**

		Liabilities in excess of other assets (0.13%)			199,708

		Net assets (100.00%)			$151,204,619

______________

(a)	Non-income producing security.
(b)	Security for which there are less than three market makers.
(c)	Commodity-linked security whereby the coupon, dividend and/or redemption amount is linked to the price of an underlying commodity.
*	At June 30, 2004 cost is substantially identical for both book and federal income tax purposes.
**	Gross unrealized appreciation and depreciation of securities at June 30, 2004 were $39,953,962 and $1,570,773, respectively (net appreciation was $38,383,189).

Foreign Currencies	Sector/Industry Classifications
EUR —euro	(1) Consumer Discretionary	(10) Media
GBP —pound sterling	(2) Consumer Staples	(11) Paper and Forest Products
NZD—New Zealand dollar	(3) Energy	(12) Precious Metals
	(4) Financials	(13) Real Estate
	(5) Government Issues	(14) Retail
	(6) Health Care	(15) Technology
	(7) Holding Companies	(16) Transportation
	(8) Industrials	(17) Utilities
(9) Materials

______________

See Notes to Financial Statements.

First Eagle Overseas Variable Fund

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2004

(unaudited)

Assets:
Investments, at value (cost $112,621,722) (Note 1)	$151,004,911
Cash	926
Receivable for forward currency contracts held, at value (Notes 1 and 6)	40,708
Accrued interest and dividends receivable	507,535

Total Assets	151,554,080

Liabilities:
Payable for forward currency contracts held, at value (Notes 1 and 6)	12,788
Payable for investment securities purchased	60,360
Investment advisory fees payable (Note 2)	92,121
Administrative cost reimbursement payable (Note 2)	6,598
Distribution fees payable (Note 3)	93,719
Accrued expenses and other liabilities	83,875

Total Liabilities	349,461

Net Assets:
Capital stock (par value, $0.001 per share)	6,172
Capital surplus	93,777,902
Net unrealized appreciation (depreciation) on:
Investments	38,383,189
Forward currency contracts	27,920
Foreign currency related transactions	(1,099)
Undistributed net realized gains on investments	17,348,302
Undistributed net investment income	1,662,233

Net Assets (Note 1)	$151,204,619

Net Asset Value per Share (NAV) (based on 6,171,768 shares outstanding; 1,000,000,000 shares authorized) (Note 5)	$24.50
Maximum Offering Price per Share	$24.50

______________

See Notes to Financial Statements.

First Eagle Overseas Variable Fund

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2004
(unaudited)

Investment Income:
Income:
Dividends (net of $223,468 foreign taxes withheld)	$1,719,280
Interest	208,334

Total income	1,927,614

Expenses:
Investment advisory fees (Note 2)	545,429
Administrative cost reimbursement (Note 2)	19,109
Distribution fees (Note 3)	181,810
Proxy fees	55,000
Shareholder servicing agent fees	37,444
Printing fees	35,115
Custody fees	30,550
Accounting fees	19,383
Legal fees	19,095
Audit fees	7,160
Trustees’ fees	1,629
Insurance fees	1,442
Registration and filing fees	1,137
Miscellaneous fees	1,660

Total expenses	955,963

Net investment income (Note 1)	971,651

Realized and Unrealized Gains (Losses) on Investments and Foreign Currency Related Transactions (Notes 1 and 6):
Net realized gain (loss) from:
Investment transactions	12,931,395
Foreign currency related transactions	(1,112,360)

11,819,035

Change in unrealized appreciation (depreciation) of:
Investment transactions	(3,013,852)
Foreign currency related transactions	1,659,911

(1,353,941)

Net gain on investments and foreign currency related transactions	10,465,094

Net Increase in Net Assets Resulting from Operations	$11,436,745

______________

See Notes to Financial Statements.

First Eagle Overseas Variable Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2004 (unaudited)	For the Year Ended December 31, 2003

Operations:
Net investment income	$971,651	$985,860
Net realized gain from investments and foreign currency related transactions	11,819,035	5,105,690
(Decrease) increase in unrealized appreciation (depreciation) of investments and foreign currency related transactions	(1,353,941)	32,726,867

Net increase in net assets resulting from operations	11,436,745	38,818,417

Distributions to Shareholders:
Dividends paid from net investment income	—	(37,955)
Distributions paid from net realized gains from investment transactions	—	(23,578)

Decrease in net assets resulting from distributions	—	(61,533)

Fund Share Transactions (Note 5):
Net proceeds from shares sold	21,153,014	45,096,853
Net asset value of shares issued for reinvested dividends and distributions	—	61,533
Cost of shares redeemed	(9,032,600)	(19,998,181)

Increase in net assets from Fund share transactions	12,120,414	25,160,205

Net increase in net assets	23,557,159	63,917,089
Net Assets (Note 1):
Beginning of period	127,647,460	63,730,371

End of period (including undistributed net investment income of $1,662,233 and $690,581, respectively.)	$151,204,619	$127,647,460

______________

See Notes to Financial Statements.

First Eagle Overseas Variable Fund

NOTES TO FINANCIAL STATEMENTS
(unaudited)

Note 1—Significant Accounting Policies

First Eagle Variable Funds (the “Trust”) is an open-end, diversified management investment company registered under the Investment Company Act of 1940, as amended. The Trust consists of one portfolio, First Eagle Overseas Variable Fund (the “Fund”). The Trust, formerly First Eagle SoGen Variable Funds, Inc., changed its name to First Eagle Variable Funds, Inc. effective December 31, 2002 with corresponding change to the name of the portfolio from First Eagle SoGen Overseas Variable Fund to First Eagle Overseas Variable Fund. The Trust is a Delaware statutory trust and was until April 13, 2004 a Maryland corporation operating under the name First Eagle Variable Funds, Inc. The following is a summary of significant accounting policies adhered to by the Fund.

(a) Security valuation—The Fund computes its net asset value once daily as of the close of trading on each day the New York Stock Exchange is open for trading. The Exchange is closed on the following days: New Year’s Day, Rev. Dr. Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share is computed by dividing the total current value of the assets of the Fund, less its liabilities, by the total number of shares outstanding at the time of such computation.

A portfolio security, other than a bond, which is traded on a U.S. national securities exchange or a securities exchange abroad is normally valued at the price of the last sale on the exchange as of the close of business on the date on which assets are valued. If there are no sales on such date, such portfolio securities will be valued at the mean between the closing bid and asked prices. Securities, other than bonds, traded in the over-the-counter market are valued at the mean between the last bid and asked prices prior to the time of valuation, except if such unlisted security is traded on the NASDAQ in which case it is valued at its last sale price (or, if available in the case of NASDAQ securities, the NASDAQ Official Closing Price (“NOCP”)). All bonds, whether listed on an exchange or traded in the over-the-counter market, for which market quotations are readily available are valued at the mean between the last bid and asked prices received from dealers in the over-the-counter market in the United States or abroad, except that when no asked price is available, bonds are valued at the last bid price alone. Short-term investments maturing in sixty days or less are valued at cost plus interest earned, which approximates value. Securities for which current market quotations are not readily available are valued at fair value as determined in good faith by the Trust’s Board of Trustees or its delegates.

In circumstances leading the Adviser to believe that significant events occurring after the close of trading on a foreign market have materially affected the value of the Fund’s holdings, such holdings may be “fair valued” to reflect these events in accordance with procedures approved by the Board of Trustees. As a result, the value assigned to the Fund’s holding may differ on occasion from reported market values.

(b) Security transactions and income—Security transactions are accounted for on a trade date basis. The specific identification method is used in determining realized gains and losses from security transactions. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. In computing investment income, the Fund amortizes discounts on fixed income securities, however, premiums are not amortized.

(c) Foreign currency translation—The market values of securities which are not traded in U.S. currency are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rates at the end of the period. The costs of such securities are translated at exchange rates prevailing when acquired. Related dividends, interest and withholding taxes are accrued at the rates of exchange prevailing on the respective dates of such transactions.

The net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period. The Fund does not isolate that portion of gains and losses on investments, which is due to changes in foreign exchange rates from that which is due to changes in market prices of the equity securities. However, for federal income tax purposes the Fund does isolate the effect of changes in foreign exchange rates from the changes in market prices for realized gains and losses on debt obligations.

First Eagle Overseas Variable Fund

NOTES TO FINANCIAL STATEMENTS—(Continued)
(unaudited)

(d) Forward currency contracts—In connection with portfolio purchases and sales of securities denominated in foreign currencies, the Fund may enter into forward currency contracts. Additionally, the Fund may enter into such contracts to hedge certain other foreign currency denominated investments. These contracts are valued at current market, and the related realized and unrealized foreign exchange gains and losses are included in the statement of operations. In the event that counterparties fail to settle these currency contracts or the related foreign security trades, the Fund could be exposed to foreign currency fluctuations.

(e) United States income taxes—No provision has been made for U.S. federal income taxes since it is the intention of the Fund to distribute to shareholders all taxable net investment income and net realized gains on investments, if any, within the allowable time limit, and to comply with the provisions of the Internal Revenue Code for a regulated investment company. Such income dividends and capital gains distributions are declared and paid by the Fund on an annual basis.

(f) Distributions to shareholders—Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

(g) Use of estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 2—Investment Advisory Agreement and Transactions with Related Persons

Arnhold and S. Bleichroeder Advisers, LLC (“the Adviser”), a wholly owned subsidiary of Arnhold and S. Bleichroeder Holdings, Inc. (“ASB Holdings”) manages the Fund. For its services, the Adviser receives, pursuant to an Investment Advisory Agreement between the Fund and the Adviser, an advisory fee at an annual rate of 0.75% of the average daily net assets of the Fund.

The Adviser also performs certain administrative and accounting services on behalf of the Fund, and, in accordance with its agreement with the Fund reimburses the Adviser for costs (including personnel, overhead and other costs) related to those services. For the six months ended June 30, 2004, the Fund reimbursed the Adviser $19,109.

First Eagle Funds Distributors (the “Distributor”), a division of ASB Securities LLC, a wholly owned subsidiary of ASB Holdings, serves as the Fund’s principal underwriter. For the six months ended June 30, 2004, the broker-dealer affiliate and the related party of the Adviser executed no portfolio transactions on behalf of the Fund (and therefore received no brokerage commissions from the Fund).

Note 3—Distribution Plans and Agreements

Under the terms of the Distribution Plans and Agreements (the “Plans”) with the Distributor, pursuant to the provisions of Rule 12b-1 under the Investment Company Act of 1940, the Fund may pay quarterly, a distribution related fee at an annual rate of up to 0.25% of the Fund’s average daily net assets. Under the Plans, the Distributor will use amounts payable by the Fund in their entirety for payments to insurance companies which are the issuers of variable contracts invested in shares of the Fund, in order to pay or reimburse such insurance companies for distribution and shareholder servicing-related expenses incurred or paid by such insurance companies. For the six months ended June 30, 2004, the distribution fees incurred by the Fund were $181,810.

Note 4—Purchases and Sales of Securities

During the six months ended June 30, 2004, the aggregate cost of purchases of investment and proceeds from sales of investments, excluding short-term securities, totaled $45,541,706 and $31,845,394 respectively.

First Eagle Overseas Variable Fund

NOTES TO FINANCIAL STATEMENTS—(Continued)
(unaudited)

Note 5—Capital Stock

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2004	Year Ended December 31, 2003
Shares sold	899,074	2,487,289
Shares issued for reinvested dividends and distributions.	—	2,821
Shares redeemed	(379,182)	(1,097,128)

Net increase	519,892	1,392,982

Transactions in dollars of capital stock were as follows:

	Six Months Ended June 30, 2004	Year Ended December 31, 2003
Shares sold	$21,153,014	$45,096,853
Shares issued for reinvested dividends and distributions	—	61,533
Shares redeemed	(9,032,600)	(19,998,181)

Net increase	$12,120,414	$25,160,205

Note 6—Commitments

As of June 30, 2004, the Fund had entered into forward currency contracts, as summarized below, resulting in net unrealized appreciation of $27,920.

Transaction Hedges:

Foreign Currency Purchases

Settlement Dates Through	Foreign Currency To Be Received		U.S. $ Value at June 30, 2004	U.S. $ To Be Delivered	Unrealized Appreciation at June 30, 2004	Unrealized Depreciation at June 30, 2004

7/01/04	4,451,884	Japanese yen	$40,688	$41,248	—	$(560)
7/02/04	1,435,365	Japanese yen	13,119	13,254	—	(135)

			53,807	54,502	—	(695)

Portfolio Hedges:

Foreign Currency Sales

Settlement Dates Through	Foreign Currency To Be Delivered		U.S. $ To Be Received	U.S. $ Value at June 30, 2004	Unrealized Appreciation at June 30, 2004	Unrealized Depreciation at June 30, 2004

11/10/04	8,518,000	euro	10,374,187	10,373,527	$660	—
11/10/04	99,000	euro	116,835	120,556	—	(3,721)
11/17/04	2,055,569,000	Japanese yen	18,983,574	18,943,526	40,048	—
11/17/04	75,476,000	Japanese yen	687,102	695,474	—	(8,372)

			30,161,698	30,133,083	40,708	(12,093)

			$30,215,505	$30,187,585	$40,708	$(12,788)

First Eagle Overseas Variable Fund

FINANCIAL HIGHLIGHTS

	For the Six Months Ended June 30, 2004 (unaudited)

		For the Year Ended December 31,

		2003	2002	2001	2000	1999

Selected Per Share Data[a]
Net asset value, beginning of period	$22.58	$14.96	$13.16	$14.01	$14.16	$10.07

Income from investment operations:
Net investment income	0.16	0.20	0.04	0.14	0.23	0.16
Net realized and unrealized gains on investments	1.76	7.43	2.02	0.84	0.79	4.08

Total from investment operations	1.92	7.63	2.06	0.98	1.02	4.24

Less distributions:
Dividends from net investment income	—	(0.01)	(0.04)	(0.68)	(0.22)	—
Dividends from capital gains	—	(0.00)[b]	(0.22)	(1.15)	(0.95)	(0.15)

Total distributions	—	(0.01)	(0.26)	(1.83)	(1.17)	(0.15)

Net asset value, end of period	$24.50	$22.58	$14.96	$13.16	$14.01	$14.16

Total Return	8.50%[d]	51.08%	15.72%	7.46%	7.31%	42.15%
Ratios and Supplemental Data
Net assets, end of period (000’s)	$151,205	$127,647	$63,730	$18,027	$14,514	$9,156
Ratio of operating expenses to average net assets[e]	1.31%[c]	1.37%	1.49%	1.50%	1.50%	1.50%
Ratio of net investment income to average net assets[f]	1.33%[c]	1.12%	0.31%	0.94%	1.60%	1.50%
Portfolio turnover rate	21.50%	12.22%	27.93%	37.80%	57.88%	65.38%

______________

a	Per share amounts have been calculated using the average shares method.
b	Amount represents less than $0.01 per share.
c	Annualized
d	Not annualized
e

The annualized ratios of operating expenses to average net assets for the six-months ended June 30, 2004 and the years ended December 31, 2003, 2002, 2001, 2000 and 1999 would have been 1.31%, 1.37%, 1.49%, 2.08%, 2.65% and 3.32%, respectively, without the effects of the earnings credits, the investment advisory fee waiver and the expense reimbursement provided by the investment adviser. Prior to April 30, 2003, the investment adviser had agreed to waive its advisory fee, to the extent that the Fund’s aggregate expenses exceeded 1.50% of the Fund’s average daily net assets.

f

The annualized ratios of net investment income to average net assets for the six-months ended June 30, 2004 and the years ended December 31, 2003, 2002, 2001, 2000 and 1999 would have been 1.33%, 1.12%, 0.31%, 0.36%, 0.44% and (0.32%), respectively, without the effects of the earnings credits, the investment advisory fee waiver and the expense reimbursement provided by the investment adviser. Prior to April 30, 2003, the investment adviser had agreed to waive its advisory fee, to the extent that the Fund’s aggregate expenses exceeded 1.50% of the Fund’s average daily net assets.

First Eagle Overseas Variable Fund

ADDITIONAL INFORMATION
(unaudited)

MANAGEMENT OF THE TRUST

The business of the Trust is managed by its Board of Trustees, which elects officers responsible for the day to day operations of the Fund and for the execution of the policies formulated by the Board of Trustees.

Pertinent information regarding the members of the Board of Trustees and principal officers of the Trust is set forth below. Some of the Trustees and officers are employees of the Adviser and its affiliates. At least a majority of the Trust’s Board of Trustees are not “interested persons” as that term is defined in the Investment Company Act.

INDEPENDENT TRUSTEES(1)

Name, Date of Birth and Address	Position(s) Held With the Trust	Term of Office(2) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships/ Trusteeships Held by Trustee
Candace K. Beinecke One Battery Park Plaza New York, New York 10004 (born December 1946)	Trustee (Chair)	December 1999 to present	Chair, Hughes Hubbard & Reed	6	Director, ALSTOM; Director, Jacob’s Pillow Dance Festival, Inc.; Director, Merce Cunningham Dance Foundation, Inc.; Trustee, First Eagle Funds (5 portfolios)
Jean D. Hamilton (3) 1345 Avenue of the Americas New York, New York 10105 (born January 1947)	Trustee	March 2003 to present	Independent Consultant/ Private Investor; prior to November 2002, Chief Executive Officer, Prudential Institutional, and Executive Vice President, Prudential Financial, Inc.; prior to November 1998, various executive positions within the Prudential organization	6	Director, Women’s Economic Round Table; Director, New York Women’s Forum (Treasurer, New York Women’s Forum Education Fund); Director, Four Nations; Trustee, First Eagle Funds (5 portfolios)
William M. Kelly 500 Fifth Avenue, 50th Floor New York, New York 10110 (born February 1944)	Trustee	December 1999 to present	Senior Associate, Lingold Associates	6	Trustee, New York Foundation; Treasurer and Trustee, Black Rock Forest Consortium; Trustee, First Eagle Funds (5 portfolios)
Paul J. Lawler One Michigan Avenue East Battle Creek, Michigan 49017 (born May 1948)	Trustee	March 2002 to present	Vice President— Investments and Chief Investment Officer, W.K. Kellogg Foundation; prior to June 1997, Vice President for Finance, Rensselaer Polytechnic Institute	6

Director, Junior Achievement of Southwest Michigan; Finance Committee Member, Battle Creek Community Foundation; Custody Advisory Committee Member, The Bank of New York; Trustee, First Eagle Funds (5 portfolios)

Dominique Raillard 15 Boulevard Delessert 75016 Paris France (born June 1938)	Trustee	September 1995 to present	Independent Consultant/Private Investor; prior to December 2001, Managing Director of Act 2 International (Consulting)	6	Trustee, First Eagle Funds (5 portfolios)
Nathan Snyder 1345 Avenue of the Americas New York, New York 10105 (born October 1934)	Trustee	September 1995 to present	Independent Consultant/Private Investor	6	Trustee, First Eagle Funds (5 portfolios)

______________

(1)	Trustees who are not “interested persons” of the Trust as defined in the Investment Company Act.
(2)	The term of office of each Trustee expires on his/her 70th birthday.
(3)

Ms. Hamilton was previously employed by certain of the Prudential companies, which provide portfolio brokerage and distribution services with respect to the Fund and its affiliates. She retired from her positions with those companies on November 16, 2002.

INTERESTED TRUSTEES(1)

Name, Date of Birth and Address	Position(s) Held With the Trust	Term of Office(2) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships/ Trusteeships Held by Trustee
John P. Arnhold 1345 Avenue of the Americas New York, New York 10105 (born December 1953)	Co-President, Trustee	December 1999 to present	Co-President, Co-CEO and Director, Arnhold and S. Bleichroeder Holdings, Inc.; Chairman, CEO and Director, Arnhold and S. Bleichroeder Advisers, LLC and ASB Securities LLC; President and Director, Natexis Bleichroeder, Inc. and Natexis Bleichroeder UK Ltd.; President, WorldVest, Inc.	6	Director, Aquila International Fund, Ltd.; Director, Arnhold Ceramics; Co-President and Trustee, First Eagle Funds (5 portfolios)
James E. Jordan 1345 Avenue of the Americas New York, New York 10105 (born April 1944)	Trustee	December 1999 to present	Managing Director, Arnhold and S. Bleichroeder Advisers, LLC and Director, ASB Securities LLC and ASB Advisers UK, Ltd. since July 2002; prior thereto, private investor and consultant to The Jordan Company (private investment banking firm) since June 1997; prior thereto, President and Chief Investment Officer of The William Penn Company (a registered investment adviser)	6

Director, Leucadia National Corporation; Director, Empire Insurance Company; Director, JZ Equity Partners, Plc. (a British investment trust company); Director, Columbia University School of International and Public Affairs; Chairman’s Council, Conservation International; Director, Florida East Coast Industries; Trustee, First Eagle Funds (5 portfolios)

______________

(1)

Trustees who are “interested persons” of the Company as defined in the Investment Company Act. Each of Messrs. Arnhold and Jordan is an interested person of the Trust by virtue of being an officer or an officer and/or director of the investment adviser and principal underwriter of the Trust.

(2)	The term of office of each Trustee expires on his/her 70th birthday.

OFFICERS

Name, Date of Birth and Address	Position(s) Held With the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past Five (5) Years
John P. Arnhold 1345 Avenue of the Americas New York, New York 10105 (born December 1953)	Co-President; Trustee	December 1999 to present	See table on preceding page related to Interested Trustees
Jean-Marie Eveillard 1345 Avenue of the Americas New York, New York 10105 (born January 1940)	Co-President (portfolio manager)	December 1999 to present (with portfolio management responsibility since commencement of investment operations in February 1997)

Senior Vice President, Arnhold and S. Bleichroeder Advisers, LLC; Co-President, First Eagle Funds; prior to 1999, Director and President or Executive Vice President of Société Générale Asset Management Corp.

Charles de Vaulx 1345 Avenue of the Americas New York, New York 10105 (born October 1961)	Senior Vice President (portfolio manager)	December 1999 to present (with portfolio management responsibility since commencement of investment operations in February 1997)

Senior Vice President, Arnhold and S. Bleichroeder Advisers, LLC; Senior Vice President, First Eagle Funds; Senior Vice President, Société Générale Asset Management Corp. since 1998, Associate Portfolio Manager from December 1996, Securities Analyst, prior to December 1996

Robert Bruno 1345 Avenue of the Americas New York, New York 10105 (born June 1964)	Vice President, Secretary and Treasurer	December 1999 to present	Senior Vice President, Arnhold and S. Bleichroeder Advisers, LLC; Senior Vice President, ASB Securities LLC; Vice President, Secretary and Treasurer, First Eagle Funds
Suzan J. Afifi 1345 Avenue of the Americas New York, New York 10105 (born October 1952)	Vice President and Assistant Secretary	December 1999 to present	Vice President, Arnhold and S. Bleichroeder Advisers, LLC; Vice President, ASB Securities LLC; Vice President and Assistant Secretary, First Eagle Funds
Edwin S. Olsen 1345 Avenue of the Americas New York, New York 10105 (born September 1939)	Vice President	November 2000 to present	Vice President of Arnhold and S. Bleichroeder Advisers, LLC; Vice President, First Eagle Funds; Vice President, SG Cowen Securities Corp., prior to 1999
Andrew DeCurtis 1345 Avenue of the Americas New York, New York 10105 (born March 1968)	Vice President	November 2000 to present	Vice President, Arnhold and S. Bleichroeder Advisers, LLC; Vice President, First Eagle Funds
Andrew Baldauf 1345 Avenue of the Americas New York, New York 10105 (born March 1967)	Assistant Vice President	March 2004 to present	Vice President, Arnhold and S. Bleichroeder Advisers, LLC; Vice President, ASB Securities LLC; Assistant Vice President, First Eagle Funds
Stefanie Spritzler 1345 Avenue of the Americas New York, New York 10105 (born July 1973)	Assistant Treasurer	May 2000 to present	Vice President, Arnhold and S. Bleichroeder Advisers, LLC; Vice President, ASB Securities LLC; Assistant Treasurer, First Eagle Funds
Winnie Chin 1345 Avenue of the Americas New York, New York 10105 (born July 1974)	Assistant Treasurer	March 2001 to present	Assistant Vice President, Arnhold and S. Bleichroeder Advisers, LLC; Assistant Treasurer, First Eagle Funds

______________

(1)	The term of office of each officer is indefinite.

First Eagle Variable Funds

SPECIAL SHAREHOLDERS’ MEETING

A Special Meeting of the Shareholders of First Eagle Variable Funds, Inc. (“First Eagle Variable Funds”) was held on March 31, 2004. The shareholders were asked to vote on three separate proposals. Each proposal and the results of the vote are listed below:

1.	To reorganize First Eagle Variable Funds from a Maryland corporation to a Delaware statutory trust.

For	5,363,781.484
Against	131,652.377
Abstain	336,990.789
Representing in Favor (as % of votes outstanding)	91.964%

2.

To continue the service of John P. Arnhold, Candace K. Beinecke, Jean D. Hamilton, James E. Jordan, William M. Kelly, Paul J. Lawler, Dominique Raillard and Nathan Snyder on the Board of Directors of First Eagle Variable Funds. (As Proposal 1 was approved, these individuals will serve as Trustees on the Board of the new Delaware trust.)

John P. Arnhold
For	5,672,023.324
Withhold	160,401.326
Representing in Favor (as % of votes present)	97.250%

Candace K. Beinecke
For	5,669,149.583
Withhold	163,275.067
Representing in Favor (as % of votes present)	97.201%

Jean D. Hamilton
For	5,671,904.078
Withhold	160,520.572
Representing in Favor (as % of votes present)	97.248%

James E. Jordan
For	5,667,958.301
Withhold	164,466.349
Representing in Favor (as % of votes present)	97.180%

William M. Kelly
For	5,671,539.006
Withhold	160,885.644
Representing in Favor (as % of votes present)	97.242%

Paul J. Lawler
For	5,672,182.650
Withhold	160,242.000
Representing in Favor (as % of votes present)	97.253%

Dominique Raillard
For	5,667,684.008
Withhold	164,740.642
Representing in Favor (as % of votes present)	97.175%

Nathan Snyder
For	5,669,419.726
Withhold	163,004.924
Representing in Favor (as % of votes present)	97.205%

3.	To modify of the fundamental restriction regarding making loans to permit First Eagle Overseas Variable Fund to purchase or sell loans and other direct debt instruments.

For	4,845,631.707
Against	392,359.047
Abstain	594,433.896
Representing in Favor (as % of votes present)	83.081%

First Eagle Overseas Variable Fund
1345 Avenue of the Americas
New York, NY 10105

TRUSTEES AND OFFICERS

Trustees
John P. Arnhold	William M. Kelly
Candace K. Beinecke (Chair)	Paul J. Lawler
Jean D. Hamilton	Dominique Raillard
James E. Jordan	Nathan Snyder

Officers
John P. Arnhold	Co-President
Jean-Marie Eveillard	Co-President
Charles de Vaulx	Senior Vice President
Robert Bruno	Vice President, Secretary, and Treasurer
Suzan J. Afifi	Vice President and Assistant Secretary
Edwin S. Olsen	Vice President
Andrew DeCurtis	Vice President
Andrew Baldauf	Assistant Vice President
Stefanie Spritzler	Assistant Treasurer
Winnie Chin	Assistant Treasurer

INVESTMENT ADVISER	UNDERWRITER
ARNHOLD AND S. BLEICHROEDER	FIRST EAGLE FUNDS DISTRIBUTORS,
ADVISERS, LLC	A DIVISION OF ASB SECURITIES LLC
1345 Avenue of the Americas	1345 Avenue of the Americas
New York, NY 10105	New York, NY 10105

LEGAL COUNSEL	INDEPENDENT AUDITORS
SHEARMAN & STERLING LLP	KPMG LLP
599 Lexington Avenue	757 Third Avenue
New York, NY 10022	New York, NY 10017

CUSTODIAN
THE BANK OF NEW YORK
One Wall Street
New York, NY 10286

SHAREHOLDER SERVICING AGENT
DST SYSTEMS, INC.
330 West 9th Street
Kansas City, MO 64105

The financial information included herein is taken from records of the Fund without examination by the Fund’s independent auditors, who do not express an opinion thereon.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of First Eagle Variable Funds

Item 2.	Code of Ethics.

Not applicable to this semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4.	Principal Accountant Fees and Services

Not applicable to this semi-annual report.

Item 5.	Audit Committee of Listed Registrants

Applicable on for annual reports covering periods ending on or after the earlier of (i) the first annual shareholder meeting after January 15, 2004, or (ii) October 31, 2004.

Item 6.	Schedule of Investments.

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable at this time.

Item 8.	Purchases of Equity Securities by Close-End Management Investment Company and Affiliated Purchasers.

Not applicable at this time.

Item 9.	Submission of Matters to a Vote of Security Holders.

Not applicable at this time.

Item 10.	Controls and Procedures.

(a) In the opinion of the principal executive officer and principal financial officer, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed and are operating effectively to ensure (i) that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared; and (ii) that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11.	Exhibits.

(a)(1) Not applicable to this semi-annual report.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)): Attached hereto.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	First Eagle Variable Funds
By (Signature and Title)*	/s/ John P. Arnhold

John P. Arnhold, Co-President

Date 9/2/2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John P. Arnhold

John P. Arnhold, Principal Executive Officer

Date 9/2/2004

By (Signature and Title)*	/s/ Robert Bruno

Robert Bruno, Principal Financial Officer

Date 9/2/2004

*	Print the name and title of each signing officer under his or her signature.